CORRECTION OF ERRORS - Balance sheet (extract) (Parenthetical) (Details) - $ / shares	Jun. 30, 2019	Jun. 30, 2018	Oct. 26, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	19,837,642	19,837,642	21,526,747
Common Stock, Shares, Outstanding	19,837,642	19,837,642	21,526,747
AS previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		100,000,000
Common Stock, Shares, Outstanding		19,837,642